Equity Reclassifications out of accumulated other comprehensive (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Other Comprehensive Income (Loss), before Tax [Abstract]
Amortization of prior service cost and initial net obligation	$ (9,333)	$ (14,535)
Recognized actuarial loss	(153,770)	(160,596)
Total before tax	(163,103)	(175,131)
Realized loss on cash flow hedge	(305)	306
Realized gain (loss) on available-for-sale investments	(3,817)
Total before tax	4,122
Other Comprehensive Income (Loss), Tax [Abstract]
Tax benefit, retirement benefit plans	59,607	63,313
Tax benefit, other	101
Tax benefit, realized loss on cash flow hedge		101
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net of tax, retirement benefit plans	(103,496)	(111,818)
Net of tax, other	$ 4,021
Net of tax, realized loss on cash flow hedge		$ 205